Restatement of Previously Issued Financial Statements - Schedule of Restatements (Details) - USD ($)	3 Months Ended										6 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019		Dec. 31, 2018		Sep. 30, 2018		Dec. 31, 2019	Dec. 31, 2018		Mar. 31, 2020	Mar. 31, 2019		Jun. 30, 2020	Jun. 30, 2019
Exploration	$ 5,210,621	$ 915,741	$ 4,159,092	$ 1,109,215	$ 1,150,620		$ 3,188,858		$ 1,026,887		$ 5,268,307	$ 4,215,745		$ 6,184,048	$ 5,366,365		$ 8,645,431	$ 6,416,733
Loss from operations	(7,053,072)	$ (1,362,960)	$ (4,555,441)	(1,286,061)	$ (1,390,857)		$ (3,578,018)		(1,827,955)		(5,841,502)	(5,405,973)		(7,204,462)	(6,796,830)		(10,793,823)	(8,113,926)
Loss before income tax and net loss and comprehensive loss for the period	$ (267,859)			$ (4,236,700)					$ (853,112)		$ (17,740,813)	$ (4,328,352)		$ (8,439,216)	$ (6,305,775)		$ (31,321,791)	$ (8,442,320)
Net loss per common share - basic and fully diluted	$ (0.00)	$ 0.13	$ (0.19)	$ (0.10)	$ (0.48)	[1]	$ (0.93)	[1]	$ (0.25)	[1]	$ (0.31)	$ (1.21)	[1]	$ (0.13)	$ (1.68)	[1]	$ (0.47)	$ (2.14)
Changes in operating assets and liabilities: Accounts payable	$ (943,902)			$ 479,549					$ 229,219		$ 727,258	$ 1,172,132		$ 475,986	$ 2,133,822		$ 1,479,992	$ 2,670,639
Balance	(33,241,919)	$ (23,334,737)	$ (9,998,394)	(8,210,510)	$ (4,521,059)		$ (1,404,816)		(763,046)		(8,210,510)	(763,046)		(8,210,510)	(763,046)		(8,210,510)	(763,046)
Deficit accumulated during the exploration stage, September 30, 2019				(36,839,328)
Balance	(32,290,644)	(12,399,312)	(23,334,737)	(9,998,394)	(6,498,482)		(4,521,059)		(1,404,816)		(23,334,737)	(4,521,059)		(12,399,312)	(6,498,482)		(33,241,919)	(8,210,510)
As Previously Reported [Member]
Exploration		730,334	3,985,959	958,804	999,602		3,003,911		810,265		4,944,763	3,814,176		5,675,097	4,813,778		7,951,423	5,712,238
Loss from operations		$ (1,177,553)	$ (4,382,308)	(1,135,650)	$ (1,239,839)		$ (3,393,071)		(1,611,333)		(5,517,958)	(5,004,404)		(6,695,511)	(6,244,243)		(10,099,815)	(7,409,431)
Loss before income tax and net loss and comprehensive loss for the period				$ (4,086,289)					$ (636,490)		$ (17,417,269)	$ (3,926,783)		$ (7,930,265)	$ (5,753,188)		$ (30,627,783)	$ (7,737,825)
Net loss per common share - basic and fully diluted		$ 0.13	$ (0.19)	$ (0.09)	$ (0.44)	[1]	$ (0.88)	[1]	$ (0.19)	[1]	$ (0.31)	$ (1.10)	[1]	$ (0.12)	$ (1.53)	[1]	$ (0.46)	$ (1.96)
Changes in operating assets and liabilities: Accounts payable				$ 329,138					$ 12,597		$ 670,380	$ 770,563		$ 633,701	$ 1,581,235		$ 1,852,650	$ 1,966,144
Balance	$ (31,216,988)	$ (21,759,966)	$ (8,596,756)	(6,959,283)	$ (3,572,758)		$ (641,462)		(216,314)		(6,959,283)	(216,314)		(6,959,283)	(216,314)		(6,959,283)	(216,314)
Deficit accumulated during the exploration stage, September 30, 2019				(35,437,690)
Balance		$ (10,559,438)	(21,759,966)	(8,596,756)	$ (5,399,163)		$ (3,572,758)		$ (641,462)		(21,759,966)	$ (3,572,758)		(10,559,438)	$ (5,399,163)		(31,216,988)	(6,959,283)
Adjustment [Member]
Exploration				150,411
Loss from operations				(150,411)
Loss before income tax and net loss and comprehensive loss for the period				$ (150,411)
Net loss per common share - basic and fully diluted				$ (0.01)
Changes in operating assets and liabilities: Accounts payable				$ 150,411
Balance			$ (1,401,638)	(1,251,227)							$ (1,251,227)			$ (1,251,227)			$ (1,251,227)
Deficit accumulated during the exploration stage, September 30, 2019				(1,401,638)
Balance				$ (1,401,638)														$ (1,251,227)

[1]	Adjusted for 10-to-1 share consolidation on May 23, 2019.